Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Grizzle Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.46%	30.30%	(19.23%)